SEGMENTED, SIGNIFICANT CUSTOMER INFORMATION AND ECONOMIC DEPENDENCY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SCHEDULE OF REPORTABLE SEGMENTS

The Company’s reportable segments are strategic business units that offer different, but synergistic products and services. They are managed separately because each business requires different technology and marketing strategies.

Three months ended March 31, 2022:

	EWCP	TPA	Total
Revenue	$47,253	$10,736,027	$10,783,280
Interest expense	-	57,618	57,618
Depreciation and amortization	9,244	223,244	232,488
Income tax expense	-	712,446	712,446
Segment profit (loss)	(124,175)	1,657,234	1,533,059
Segment assets	1,879,593	43,237,198	45,116,791
Expenditures for segment assets	-	(176,684)	(176,684)

Three months ended March 31, 2021:

	EWCP	TPA	Total
Revenue	$71,351	$7,553,346	$7,624,697
Interest expense	-	62,274	62,274
Depreciation and amortization	9,977	222,988	232,965
Income tax expense	-	485,456	485,456
Segment profit (loss)	(219,256)	1,669,827	1,450,571
Segment assets	2,360,199	34,299,895	36,660,094
Expenditures for segment assets	-	(96,136)	(96,136)

Year ended December 31, 2021:

	EWCP	BCPA	Consolidated

Sales	$420,811	$33,995,524	$34,416,335
Interest expense	-	199,930	199,930
Depreciation	40,247	925,688	965,935
Current and deferred income tax expense	24,384	2,361,298	2,385,682
Segment profit	(368,994)	3,818,156	3,449,162
Segment assets	1,929,537	37,621,733	39,551,270
Expenditures for segment assets	-	782,219	782,219

Year ended December 31, 2020:

	EWCP	BCPA	Consolidated

Sales	$334,423	$31,073,031	$31,407,454
Interest expense	54	260,603	260,657
Depreciation	41,969	809,703	851,672
Current and deferred income tax expense	121,164	1,486,277	1,607,441
Segment profit	(536,220)	3,513,270	2,977,050
Segment assets	2,111,501	32,975,887	35,087,388
Expenditures for segment assets	-	1,071,108	1,071,108

SCHEDULE OF REVENUE GENERATED IN UNITED STATES AND CANADA

The sales generated in the United States and Canada are as follows:

	Three months ended March 31, 2022	Three months ended March 31, 2021
Canada	$177,899	$107,253
United States and abroad	10,605,381	7,517,444
Total	$10,783,280	$7,624,697
Sales by territory are shown below:
	2021	2020

Canada	$525,900	$562,626
United States and abroad	33,890,435	30,844,828
Total	$34,416,335	$31,407,454

SCHEDULE OF LONG-LIVED ASSETS ARE LOCATED IN CANADA AND UNITED STATES

The Company’s long-lived assets (property, equipment, intangibles, goodwill, leaseholds, patents and right of use assets) are located in Canada and the United States as follows:

	March 31, 2022	December 31, 2021
Canada	$185,036	$191,752
United States	10,042,568	10,105,202
Total	$10,227,604	$10,296,954

The Company’s long-lived assets (property, equipment, intangibles, goodwill, leaseholds, patents and right of use assets) are located in Canada and the United States as follows:

	2021	2020

Canada	$191,752	$445,663
United States	10,105,202	10,519,903
Total	$10,296,954	$10,965,566